CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD CAD in Millions		Total		SHAREHOLDERS' CAPITAL		CONTRIBUTED SURPLUS		DEFICIT
Balance, beginning of year at Dec. 31, 2015				CAD 4,797.0		CAD 27.3		CAD (3,059.3)
Share based compensation				18.1		13.7
Exercise of share based compensation awards						(18.1)
Net income (loss)		CAD (293.7)						(293.7)
Balance, end of year at Dec. 31, 2016		1,485.0		4,815.1	[1]	22.9	[1]	(3,353.0)	[1]
Share based compensation	[1]			14.6		5.0
Exercise of share based compensation awards	[1]					(14.6)
Net income (loss)		(683.8)	[2],[3]					(683.8)
Balance, end of year at Dec. 31, 2017		CAD 806.2	[4]	CAD 4,829.7	[1]	CAD 13.3	[1]	CAD (4,036.8)	[1]

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.
[3]	See Notes 2 and 14.
[4]	See Notes 2 and 14.